Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
C000167850
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 30,623	$ 28,934	$ 29,382	$ 28,054	$ 26,928	$ 27,203	$ 26,048	$ 24,836	$ 26,279	$ 26,279	$ 24,663	$ 24,648	$ 23,624	$ 20,521	$ 21,286	$ 22,772	$ 24,028	$ 22,974	$ 21,748	$ 21,185	$ 21,243	$ 19,684	$ 20,550	$ 18,111	$ 18,994	$ 17,172	$ 16,931	$ 18,726	$ 19,436	$ 17,735	$ 18,820	$ 19,369	$ 22,137	$ 22,056	$ 22,981	$ 24,440	$ 24,028	$ 24,938	$ 24,365	$ 26,098	$ 25,200	$ 25,424	$ 24,788	$ 24,801	$ 23,748	$ 23,499	$ 23,012	$ 23,087	$ 22,202	$ 20,300	$ 20,394	$ 20,970	$ 19,502	$ 18,422	$ 17,342	$ 16,273	$ 14,594	$ 16,050	$ 17,189	$ 17,060	$ 16,483	$ 15,950	$ 15,850	$ 15,917	$ 16,283	$ 16,217	$ 15,107	$ 16,083	$ 15,395	$ 14,829	$ 14,307	$ 13,064	$ 14,131	$ 13,717	$ 14,936	$ 14,936	$ 14,798	$ 14,300	$ 14,237	$ 14,025	$ 14,035	$ 14,449	$ 15,053	$ 14,003	$ 13,816	$ 13,447	$ 13,273	$ 13,037	$ 12,996	$ 12,515	$ 12,504	$ 12,002	$ 11,541	$ 11,305	$ 10,957	$ 10,608	$ 10,550	$ 10,810	$ 11,200	$ 11,010	$ 10,930	$ 10,370	$ 10,310	$ 10,120	$ 10,000
C000167848
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 28,226	26,682	27,102	25,883	24,854	25,098	24,041	22,930	24,271	24,271	22,781	22,781	21,820	18,976	19,680	21,061	22,226	21,265	20,127	19,612	19,653	18,231	19,030	16,768	17,608	15,910	15,696	17,356	18,023	16,438	17,457	17,972	20,546	20,470	21,338	22,696	22,309	23,175	22,648	24,251	23,432	23,643	23,058	23,069	22,093	21,871	21,427	21,497	20,667	18,905	18,993	19,533	18,179	17,166	16,164	15,184	13,609	14,974	16,031	15,921	15,381	14,891	14,808	14,860	15,214	15,152	14,121	15,037	14,402	13,872	13,383	12,227	13,231	12,832	13,988	13,988	13,858	13,390	13,340	13,141	13,161	13,549	14,117	13,141	12,964	12,617	12,463	12,241	12,202	11,759	11,739	11,276	10,842	10,630	10,302	9,974	9,925	10,170	10,547	10,368	10,292	9,755	9,708	9,529	9,425
C000167849
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 28,196	26,653	27,073	25,855	24,827	25,070	24,015	22,905	24,237	24,251	22,783	22,797	21,846	19,009	19,730	21,126	22,307	21,357	20,234	19,715	19,787	18,347	19,168	16,907	17,757	16,065	15,852	17,544	18,236	16,638	17,677	18,210	20,829	20,775	21,668	23,053	22,682	23,559	23,040	24,695	23,880	24,102	23,522	23,546	22,565	22,355	21,910	21,997	21,169	19,370	19,475	20,043	18,662	17,641	16,620	15,610	14,008	15,424	16,515	16,411	15,864	15,371	15,294	15,360	15,732	15,677	14,615	15,590	14,932	14,385	13,903	12,698	13,746	13,346	14,557	14,567	14,441	13,967	13,925	13,715	13,746	14,167	14,767	13,746	13,577	13,219	13,066	12,842	12,811	12,352	12,341	11,862	11,412	11,198	10,851	10,514	10,470	10,740	11,150	10,970	10,890	10,340	10,290	10,110	10,000
C000188122
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 26,626	25,162	25,550	24,398	23,421	23,647	22,645	21,594	22,858	22,846	21,444	21,431	20,530	17,838	18,502	19,791	20,880	19,966	18,902	18,414	18,452	17,112	17,851	15,735	16,503	14,923	14,703	16,271	16,886	15,400	16,352	16,828	19,228	19,158	19,959	21,225	20,856	21,656	21,159	22,651	21,883	22,078	21,516	21,527	20,614	20,397	19,976	20,041	19,273	17,614	17,695	18,194	16,921	15,985	15,048	14,122	12,655	13,928	14,906	14,794	14,293	13,831	13,745	13,802	14,120	14,062	13,100	13,956	13,360	12,859	12,407	11,329	12,257	11,890	12,955	12,946	12,827	12,395	12,340	12,156	12,165	12,533	13,047	12,138	11,980	11,652	11,510	11,297	11,261	10,844	10,835	10,400	10,000
C000105120
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,862	14,699	14,564	14,463	14,377	14,286	14,236	14,129	14,078	13,952	13,850	13,744	13,532	13,366	13,408	13,355	13,190	12,996	12,690	12,732	12,589	12,645	12,604	12,240	12,230	12,090	12,087	12,430	12,227	12,050	12,377	12,748	12,779	12,793	12,870	12,842	12,744	12,777	12,749	12,696	12,642	12,633	12,594	12,526	12,462	12,451	12,373	12,247	12,053	11,808	11,741	11,641	11,416	11,207	10,983	10,509	10,104	11,953	12,151	12,075	11,882	11,849	11,982	11,950	12,004	11,934	11,911	11,942	11,767	11,785	11,650	11,455	11,707	11,804	11,812	11,745	11,725	11,642	11,633	11,629	11,570	11,555	11,532	11,410	11,362	11,336	11,241	11,163	11,212	11,112	11,102	11,054	11,005	10,986	10,917	10,860	10,741	10,721	10,645	10,543	10,455	10,265	10,225	10,085	9,794	$ 9,488	$ 9,574	$ 9,739	$ 9,892	$ 10,057	$ 10,035	$ 10,122	$ 10,202	$ 10,189	$ 10,194	$ 10,156	$ 10,060	$ 9,982	$ 9,845	$ 9,851	$ 10,000
C000105118
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 13,983	13,832	13,708	13,616	13,538	13,455	13,410	13,313	13,268	13,152	13,058	12,961	12,763	12,609	12,667	12,604	12,451	12,270	11,983	12,026	11,893	11,949	11,913	11,571	11,564	11,433	11,433	11,761	11,570	11,406	11,718	12,072	12,104	12,120	12,196	12,171	12,081	12,115	12,091	12,043	11,994	11,989	11,954	11,892	11,834	11,825	11,754	11,636	11,455	11,224	11,162	11,069	10,857	10,661	10,450	10,000	9,616	11,381	11,572	11,502	11,320	11,292	11,421	11,392	11,447	11,383	11,363	11,395	11,231	11,250	11,123	10,939	11,182	11,277	11,288	11,237	11,210	11,143	11,126	11,124	11,081	11,058	11,039	10,935	10,880	10,857	10,768	10,707	10,745	10,651	10,644	10,600	10,566	10,539	10,475	10,423	10,310	10,293	10,232	10,137	10,044	9,863	9,827	9,704	9,426	9,133	9,218	9,379	9,519	9,690	9,671	9,747	9,826	9,815	9,822	9,797	9,697	9,633	9,493	9,501	9,647
C000105119
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,637	13,489	13,368	13,278	13,202	13,121	13,078	12,983	12,939	12,826	12,734	12,640	12,447	12,296	12,353	12,292	12,142	11,966	11,686	11,728	11,598	11,653	11,618	11,284	11,277	11,170	11,164	11,506	11,313	11,172	11,473	11,829	11,867	11,890	11,972	11,943	11,875	11,916	11,899	11,846	11,819	11,821	11,794	11,741	11,690	11,689	11,625	11,516	11,343	11,121	11,067	10,981	10,777	10,588	10,384	9,955	9,565	11,335	11,533	11,471	11,283	11,274	11,412	11,390	11,452	11,395	11,383	11,422	11,264	11,279	11,169	10,990	11,243	11,346	11,364	11,320	11,299	11,239	11,229	11,234	11,197	11,180	11,167	11,068	11,021	11,005	10,921	10,866	10,911	10,823	10,823	10,784	10,756	10,735	10,676	10,628	10,520	10,520	10,453	10,362	10,273	10,094	10,073	9,943	9,663	9,368	9,461	9,633	9,794	9,966	9,953	10,038	10,126	10,121	10,134	10,114	10,017	9,956	9,826	9,841	10,000
C000188118
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 13,522	13,373	13,265	13,157	13,078	12,995	12,965	12,867	12,820	12,705	12,597	12,515	12,321	12,154	12,207	12,144	12,007	11,816	11,536	11,589	11,458	11,509	11,457	11,139	11,129	11,001	10,999	11,311	11,111	10,964	11,261	11,585	11,613	11,638	11,708	11,669	11,593	11,622	11,596	11,534	11,497	11,489	11,453	11,391	11,332	11,321	11,250	11,135	10,958	10,735	10,674	10,582	10,378	10,188	9,996	9,564	9,195	10,877	11,056	10,987	10,811	10,781	10,900	10,871	10,920	10,856	10,835	10,862	10,714	10,719	10,596	10,418	10,646	10,734	10,741	10,680	10,650	10,585	10,566	10,561	10,518	10,494	10,483	10,372	10,328	10,293	10,217	10,145	10,179	10,098	10,079	10,034	10,000
C000115833
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 32,048	30,359	30,950	30,485	30,035	29,979	29,331	28,501	30,879	30,542	28,416	28,036	26,831	24,386	25,285	26,902	27,169	26,606	25,749	25,594	25,060	23,725	24,343	22,938	24,214	22,617	21,589	23,381	24,353	22,645	24,228	24,492	26,826	25,006	25,395	27,520	26,997	26,480	24,341	25,456	24,523	23,489	22,759	22,374	21,492	20,438	19,241	19,718	19,037	17,241	17,648	18,413	17,563	16,400	16,041	15,086	13,044	14,963	16,268	16,627	16,338	15,841	15,632	15,371	15,432	15,327	14,447	15,284	14,656	14,395	14,029	13,009	14,340	13,860	15,385	15,172	14,803	14,575	14,340	13,782	13,710	13,898	14,472	13,631	13,545	13,183	12,923	12,640	12,503	12,300	12,184	11,960	11,786	11,815	11,388	11,011	11,001	10,709	10,922	10,866	10,752	10,411	10,368	10,269	10,212	9,608	9,707	10,297	10,356	10,370	9,696	10,127	10,766	10,342	10,502	10,231	10,245	10,322	9,592	10,016	10,000
C000115831
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 29,475	27,928	28,479	28,059	27,640	27,600	27,010	26,263	28,453	28,151	26,184	25,843	24,742	22,487	23,326	24,821	25,083	24,558	23,772	23,640	23,142	21,923	22,500	21,189	22,383	20,903	19,956	21,630	22,526	20,955	22,422	22,669	24,837	23,149	23,513	25,486	25,009	24,545	22,558	23,599	22,738	21,782	21,110	20,760	19,946	18,972	17,865	18,309	17,678	16,017	16,397	17,113	16,317	15,248	14,921	14,028	12,127	13,922	15,142	15,477	15,212	14,747	14,559	14,322	14,371	14,290	13,465	14,249	13,669	13,432	13,089	12,142	13,383	12,940	14,365	14,165	13,826	13,619	13,398	12,881	12,813	12,991	13,537	12,754	12,670	12,336	12,091	11,832	11,709	11,525	11,416	11,205	11,041	11,069	10,680	10,326	10,313	10,045	10,246	10,199	10,092	9,776	9,736	9,649	9,595	9,025	9,126	9,676	9,738	9,751	9,120	9,527	10,125	9,731	9,882	9,633	9,646	9,718	9,041	9,442	9,426
C000115832
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 29,447	27,901	28,451	28,032	27,613	27,574	26,984	26,237	28,425	28,124	26,159	25,818	24,718	22,465	23,303	24,797	25,059	24,535	23,749	23,618	23,120	21,902	22,478	21,168	22,362	20,889	19,965	21,640	22,549	20,990	22,477	22,737	24,931	23,257	23,632	25,639	25,172	24,711	22,727	23,791	22,932	21,991	21,326	20,978	20,170	19,198	18,083	18,554	17,923	16,251	16,643	17,388	16,585	15,515	15,181	14,293	12,363	14,197	15,449	15,802	15,543	15,074	14,897	14,658	14,720	14,640	13,808	14,623	14,030	13,799	13,454	12,489	13,772	13,326	14,799	14,608	14,265	14,058	13,843	13,318	13,253	13,452	14,017	13,213	13,145	12,806	12,556	12,298	12,173	11,989	11,885	11,672	11,510	11,546	11,141	10,780	10,778	10,503	10,720	10,677	10,568	10,249	10,213	10,126	10,075	9,488	9,597	10,177	10,252	10,273	9,613	10,046	10,692	10,280	10,443	10,181	10,209	10,287	9,577	10,003	10,000
C000188120
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 27,274	25,837	26,340	25,933	25,550	25,502	24,951	24,257	26,268	25,981	24,173	23,849	22,827	20,747	21,500	22,875	23,102	22,624	21,895	21,763	21,297	20,174	20,699	19,492	20,583	19,225	18,351	19,886	20,701	19,249	20,595	20,819	22,803	21,256	21,586	23,393	22,945	22,505	20,687	21,635	20,842	19,963	19,334	19,007	18,266	17,361	16,353	16,758	16,172	14,647	14,992	15,642	14,912	13,932	13,627	12,816	11,073	12,712	13,820	14,125	13,882	13,452	13,282	13,060	13,105	13,023	12,269	12,979	12,454	12,232	11,921	11,048	12,184	11,777	13,071	12,884	12,577	12,384	12,184	11,710	11,643	11,803	12,296	11,583	11,505	11,198	10,971	10,737	10,614	10,442	10,338	10,147	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 25,309	24,397	24,957	24,390	23,786	23,409	22,899	22,005	22,756	22,063	21,155	21,032	20,068	18,372	18,942	19,759	20,327	19,609	18,533	18,734	18,468	17,916	18,444	17,211	17,916	16,626	15,680	17,340	18,003	16,828	18,377	18,355	19,952	19,529	20,047	21,082	20,271	20,772	19,763	20,614	20,111	19,973	19,714	19,412	18,598	18,115	17,705	17,785	16,996	15,131	15,508	16,025	15,101	14,342	13,898	13,319	12,030	13,908	15,130	15,299	14,778	14,426	14,042	13,752	14,087	14,045	13,182	14,013	13,556	13,387	13,039	12,084	13,000	12,813	13,851	13,791	13,683	13,283	13,355	13,338	13,212	13,501	14,093	13,340	13,129	12,879	12,617	12,378	12,331	11,996	11,941	11,683	11,504	11,365	11,055	10,761	10,533	10,454	10,634	10,570	10,534	10,099	10,160	10,148	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 25,309	24,397	24,957	24,390	23,786	23,409	22,899	22,005	22,756	22,063	21,155	21,032	20,068	18,372	18,942	19,759	20,327	19,609	18,533	18,734	18,468	17,916	18,444	17,211	17,916	16,626	15,680	17,340	18,003	16,828	18,377	18,355	19,952	19,529	20,047	21,082	20,271	20,772	19,763	20,614	20,111	19,973	19,714	19,412	18,598	18,115	17,705	17,785	16,996	15,131	15,508	16,025	15,101	14,342	13,898	13,319	12,030	13,908	15,130	15,299	14,778	14,426	14,042	13,752	14,087	14,045	13,182	14,013	13,556	13,387	13,039	12,084	13,000	12,813	13,851	13,791	13,683	13,283	13,355	13,338	13,212	13,501	14,093	13,340	13,129	12,879	12,617	12,378	12,331	11,996	11,941	11,683	11,504	11,365	11,055	10,761	10,533	10,454	10,634	10,570	10,534	10,099	10,160	10,148	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 25,309	24,397	24,957	24,390	23,786	23,409	22,899	22,005	22,756	22,063	21,155	21,032	20,068	18,372	18,942	19,759	20,327	19,609	18,533	18,734	18,468	17,916	18,444	17,211	17,916	16,626	15,680	17,340	18,003	16,828	18,377	18,355	19,952	19,529	20,047	21,082	20,271	20,772	19,763	20,614	20,111	19,973	19,714	19,412	18,598	18,115	17,705	17,785	16,996	15,131	15,508	16,025	15,101	14,342	13,898	13,319	12,030	13,908	15,130	15,299	14,778	14,426	14,042	13,752	14,087	14,045	13,182	14,013	13,556	13,387	13,039	12,084	13,000	12,813	13,851	13,791	13,683	13,283	13,355	13,338	13,212	13,501	14,093	13,340	13,129	12,879	12,617	12,378	12,331	11,996	11,941	11,683	11,504	11,365	11,055	10,761	10,533	10,454	10,634	10,570	10,534	10,099	10,160	10,148	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 22,000	21,207	21,694	21,201	20,676	20,348	19,905	19,128	19,780	19,178	18,389	18,282	17,444	15,970	16,465	17,175	17,669	17,045	16,110	16,284	16,053	15,573	16,033	14,960	15,573	14,452	13,630	15,073	15,649	14,627	15,974	15,955	17,343	16,976	17,426	18,326	17,621	18,056	17,179	17,919	17,482	17,362	17,136	16,874	16,167	15,746	15,390	15,460	14,774	13,153	13,480	13,930	13,126	12,467	12,081	11,577	10,457	12,089	13,151	13,298	12,846	12,540	12,206	11,954	12,245	12,209	11,459	12,181	11,783	11,637	11,334	10,504	11,300	11,137	12,040	11,988	11,894	11,546	11,609	11,594	11,485	11,736	12,250	11,596	11,412	11,195	10,968	10,760	10,719	10,427	10,380	10,156	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	11,511	11,804	11,648	11,483	11,221	11,116	10,930	11,214	11,111	11,270	11,301	10,885	10,413	10,580	10,856	10,926	10,933	10,972	11,093	11,026	10,753	11,039	10,709	10,758	10,376	10,512	10,987	11,306	11,037	11,213	11,141	11,580	11,911	12,046	12,311	12,342	12,306	12,309	12,417	12,440	12,303	12,217	12,177	12,082	12,235	12,414	12,504	12,486	12,365	12,420	12,427	12,528	12,344	12,267	12,210	11,997	12,068	11,854	11,630	11,639	11,645	11,610	11,672	11,377	11,352	11,211	11,016	11,013	10,805	10,812	10,698	10,505	10,443	10,526	10,594	10,526	10,524	10,537	10,462	10,540	10,473	10,574	10,697	10,648	10,662	10,655	10,706	10,611	10,566	10,576	10,496	10,415	10,421	10,351	10,331	10,316	10,566	10,648	10,654	10,666	10,599	10,412	10,409	10,370	10,275	10,203	10,064	10,097	10,124	10,122	10,054	10,069	9,999	10,109	10,134	10,170	10,123	10,219	10,009	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	11,511	11,804	11,648	11,483	11,221	11,116	10,930	11,214	11,111	11,270	11,301	10,885	10,413	10,580	10,856	10,926	10,933	10,972	11,093	11,026	10,753	11,039	10,709	10,758	10,376	10,512	10,987	11,306	11,037	11,213	11,141	11,580	11,911	12,046	12,311	12,342	12,306	12,309	12,417	12,440	12,303	12,217	12,177	12,082	12,235	12,414	12,504	12,486	12,365	12,420	12,427	12,528	12,344	12,267	12,210	11,997	12,068	11,854	11,630	11,639	11,645	11,610	11,672	11,377	11,352	11,211	11,016	11,013	10,805	10,812	10,698	10,505	10,443	10,526	10,594	10,526	10,524	10,537	10,462	10,540	10,473	10,574	10,697	10,648	10,662	10,655	10,706	10,611	10,566	10,576	10,496	10,415	10,421	10,351	10,331	10,316	10,566	10,648	10,654	10,666	10,599	10,412	10,409	10,370	10,275	10,203	10,064	10,097	10,124	10,122	10,054	10,069	9,999	10,109	10,134	10,170	10,123	10,219	10,009	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,633	11,511	11,804	11,648	11,483	11,221	11,116	10,930	11,214	11,111	11,270	11,301	10,885	10,413	10,580	10,856	10,926	10,933	10,972	11,093	11,026	10,753	11,039	10,709	10,758	10,376	10,512	10,987	11,306	11,037	11,213	11,141	11,580	11,911	12,046	12,311	12,342	12,306	12,309	12,417	12,440	12,303	12,217	12,177	12,082	12,235	12,414	12,504	12,486	12,365	12,420	12,427	12,528	12,344	12,267	12,210	11,997	12,068	11,854	11,630	11,639	11,645	11,610	11,672	11,377	11,352	11,211	11,016	11,013	10,805	10,812	10,698	10,505	10,443	10,526	10,594	10,526	10,524	10,537	10,462	10,540	10,473	10,574	10,697	10,648	10,662	10,655	10,706	10,611	10,566	10,576	10,496	10,415	10,421	10,351	10,331	10,316	10,566	10,648	10,654	10,666	10,599	10,412	10,409	10,370	10,275	10,203	10,064	10,097	10,124	10,122	10,054	10,069	9,999	10,109	10,134	10,170	10,123	10,219	10,009	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,169	11,052	11,333	11,184	11,025	10,773	10,672	10,495	10,766	10,668	10,821	10,851	10,451	9,998	10,158	10,423	10,490	10,497	10,535	10,651	10,587	10,324	10,598	10,282	10,329	9,962	10,093	10,549	10,856	10,597	10,766	10,697	11,119	11,436	11,565	11,820	11,850	11,815	11,819	11,922	11,945	11,812	11,730	11,692	11,600	11,747	11,919	12,005	11,989	11,872	11,925	11,932	12,029	11,852	11,778	11,723	11,518	11,587	11,382	11,167	11,175	11,180	11,147	11,206	10,923	10,899	10,764	10,576	10,574	10,375	10,381	10,271	10,086	10,026	10,106	10,172	10,107	10,104	10,117	10,045	10,120	10,056	10,152	10,270	10,223	10,237	10,231	10,280	10,188	10,145	10,155	10,077	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132	12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,447	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132	12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,447	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132	12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,447	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 29,146	27,530	27,782	27,201	26,557	26,238	25,329	24,132	25,160	24,375	23,140	22,757	21,769	19,947	20,375	21,395	21,742	21,065	19,759	19,674	19,371	18,685	19,153	18,020	19,122	18,110	16,754	18,453	19,238	17,614	19,198	19,163	20,994	20,242	20,867	22,006	21,062	21,209	19,820	20,787	20,174	19,706	19,256	19,122	18,154	17,392	16,925	17,098	16,465	14,840	15,246	15,848	14,785	13,996	13,723	13,099	11,611	13,247	14,435	14,441	14,018	13,527	13,240	12,997	13,206	13,019	12,162	12,987	12,482	12,244	11,863	10,983	12,073	11,832	12,700	12,628	12,229	11,791	11,718	11,443	11,399	11,696	12,144	11,486	11,360	11,022	10,771	10,553	10,521	10,309	10,245	10,103	10,000
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 16,222	16,089	15,952	15,839	15,739	15,632	15,578	15,433	15,341	15,211	15,074	14,973	14,730	14,553	14,555	14,417	14,250	14,069	13,757	13,783	13,639	13,643	13,565	13,213	13,159	13,003	12,875	13,175	12,979	12,708	12,989	13,330	13,302	13,295	13,364	13,315	13,231	13,252	13,217	13,132	13,070	13,072	13,024	12,949	12,882	12,883	12,807	12,657	12,489	12,217	12,192	12,115	11,937	11,708	11,576	11,153	10,672	12,179	12,342	12,273	12,081	12,010	12,064	12,008	12,042	11,946	11,917	11,943	11,749	11,769	11,585	11,297	11,592	11,698	11,701	11,621	11,575	11,490	11,477	11,458	11,410	11,378	11,356	11,248	11,203	11,190	11,124	11,080	11,085	11,009	11,014	10,974	10,926	10,918	10,863	10,803	10,679	10,651	10,564	10,473	10,395	10,249	10,246	10,156	9,958	9,691	9,743	9,807	9,911	9,998	10,016	10,082	10,153	10,154	10,196	10,177	10,084	10,047	9,907	9,875	10,000
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 16,222	16,089	15,952	15,839	15,739	15,632	15,578	15,433	15,341	15,211	15,074	14,973	14,730	14,553	14,555	14,417	14,250	14,069	13,757	13,783	13,639	13,643	13,565	13,213	13,159	13,003	12,875	13,175	12,979	12,708	12,989	13,330	13,302	13,295	13,364	13,315	13,231	13,252	13,217	13,132	13,070	13,072	13,024	12,949	12,882	12,883	12,807	12,657	12,489	12,217	12,192	12,115	11,937	11,708	11,576	11,153	10,672	12,179	12,342	12,273	12,081	12,010	12,064	12,008	12,042	11,946	11,917	11,943	11,749	11,769	11,585	11,297	11,592	11,698	11,701	11,621	11,575	11,490	11,477	11,458	11,410	11,378	11,356	11,248	11,203	11,190	11,124	11,080	11,085	11,009	11,014	10,974	10,926	10,918	10,863	10,803	10,679	10,651	10,564	10,473	10,395	10,249	10,246	10,156	9,958	9,691	9,743	9,807	9,911	9,998	10,016	10,082	10,153	10,154	10,196	10,177	10,084	10,047	9,907	9,875	10,000
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 16,222	16,089	15,952	15,839	15,739	15,632	15,578	15,433	15,341	15,211	15,074	14,973	14,730	14,553	14,555	14,417	14,250	14,069	13,757	13,783	13,639	13,643	13,565	13,213	13,159	13,003	12,875	13,175	12,979	12,708	12,989	13,330	13,302	13,295	13,364	13,315	13,231	13,252	13,217	13,132	13,070	13,072	13,024	12,949	12,882	12,883	12,807	12,657	12,489	12,217	12,192	12,115	11,937	11,708	11,576	11,153	10,672	12,179	12,342	12,273	12,081	12,010	12,064	12,008	12,042	11,946	11,917	11,943	11,749	11,769	11,585	11,297	11,592	11,698	11,701	11,621	11,575	11,490	11,477	11,458	11,410	11,378	11,356	11,248	11,203	11,190	11,124	11,080	11,085	11,009	11,014	10,974	10,926	$ 10,918	$ 10,863	$ 10,803	$ 10,679	$ 10,651	$ 10,564	$ 10,473	$ 10,395	$ 10,249	$ 10,246	$ 10,156	$ 9,958	$ 9,691	$ 9,743	$ 9,807	$ 9,911	$ 9,998	$ 10,016	$ 10,082	$ 10,153	$ 10,154	$ 10,196	$ 10,177	$ 10,084	$ 10,047	$ 9,907	$ 9,875	$ 10,000
Natixis Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 14,847	$ 14,725	$ 14,599	$ 14,496	$ 14,404	$ 14,307	$ 14,257	$ 14,124	$ 14,040	$ 13,921	$ 13,796	$ 13,703	$ 13,481	$ 13,319	$ 13,321	$ 13,194	$ 13,041	$ 12,876	$ 12,591	$ 12,614	$ 12,483	$ 12,487	$ 12,415	$ 12,093	$ 12,043	$ 11,900	$ 11,783	$ 12,058	$ 11,879	$ 11,631	$ 11,888	$ 12,200	$ 12,174	$ 12,168	$ 12,231	$ 12,187	$ 12,109	$ 12,128	$ 12,096	$ 12,019	$ 11,962	$ 11,964	$ 11,920	$ 11,851	$ 11,790	$ 11,790	$ 11,722	$ 11,584	$ 11,430	$ 11,181	$ 11,158	$ 11,088	$ 10,925	$ 10,715	$ 10,595	$ 10,207	$ 9,768	$ 11,146	$ 11,296	$ 11,233	$ 11,056	$ 10,992	$ 11,042	$ 10,990	$ 11,021	$ 10,933	$ 10,907	$ 10,930	$ 10,753	$ 10,771	$ 10,603	$ 10,339	$ 10,609	$ 10,706	$ 10,709	$ 10,636	$ 10,594	$ 10,516	$ 10,504	$ 10,486	$ 10,443	$ 10,414	$ 10,393	$ 10,294	$ 10,253	$ 10,241	$ 10,181	$ 10,141	$ 10,145	$ 10,076	$ 10,080	$ 10,044	$ 10,000